OPTIMUM FUND TRUST

Optimum Small-Mid Cap Value Fund
(the "Fund")

Supplement to the Fund’s Statement of Additional Information
dated July 29, 2011

The following replaces the information in the section of the Fund's statement of additional information entitled "Portfolio Managers – B. Other Accounts Managed - Optimum Small-Mid Cap Value Fund – Westwood”:

Optimum Small-Mid Cap Value Fund:
			No. of Accounts	Total Assets in
			with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
Westwood
Tom Lieu
Registered Investment Companies	52	$3.6 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Ragen R. Stienke
Registered Investment Companies	51	$3.6 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Grant Taber
Registered Investment Companies	61	$3.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Graham Wong
Registered Investment Companies	69	$4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Please keep this supplement for future reference.

This Supplement is dated May 24, 2012.